Note 19 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
	2024	2023
Balance at January 1	156	295
Depreciation	(127)	(124)
Additions	265	–
Derecognition	(256)	–
Derecognition – accumulated depreciation	256	–
Foreign currency movement	(6)	(15)
Balance at December 31	288	156

Disclosure of quantitative information about lease liability [text block]
	2024	2023
Balance at January 1	208	313
Additions to lease liability	265	67
Finance cost	10	22
Lease payments	(182)	(184)
Foreign currency movement	(7)	(10)
Balance at December 31	294	208

Disclosure of profit or loss and cash flow amounts of leases [text block]
	2024	2023	2022
Finance cost on lease liabilities (note 15)	10	22	31
Unrealised foreign exchange gain (loss)	1	(5)	19
Depreciation (note 18)	127	124	137
	138	141	187
	2024	2023	2022
Total cash outflow for leases - principal	172	162	119
Total cash outflow for leases - finance cost	10	22	31
Total cash outflow for leases - payments	182	184	150

Disclosure of maturity analysis of operating lease payments [text block]
	2024	2023
Less than one year	121	175
One to two years	82	42
Two to three years	73	–
Three to four years	79	–
Total lease payments	355	217
Finance cost	(61)	(9)
Present value of lease liabilities	294	208